Income Taxes - Schedule of Reconciliation of Expected Income Tax Benefit Computed Using the Federal Statutory Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income tax computed at federal statutory tax rate	(34.00%)	(34.00%)
Non-deductible expenses	0.00%	0.60%
Change in Valuation allowance	34.00%	33.40%
Total	0.00%	0.00%